Note 8 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member]	3 Months Ended
Mar. 31, 2017 $ / shares shares
Non-vested on January 1, 2017 (in shares) | shares	116,280
Non-vested on January 1, 2017 (in dollars per share) | $ / shares	$ 2.08
Granted (in shares) | shares
Granted (in dollars per share) | $ / shares
Vested (in shares) | shares
Vested (in dollars per share) | $ / shares
Non-vested on March 31, 2017 (in shares) | shares	116,280
Non-vested on March 31, 2017 (in dollars per share) | $ / shares	$ 2.08